Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Income tax expense	The components of income before taxes and income tax expense are:
Philips Group
Income tax expense in millions of EUR

	2025	2024	2023
Income before taxes	1,182	123	(526)
Results of associates	(9)	(124)	(98)
Income before taxes excluding results of associates	1,191	247	(429)

Current tax (expense) benefit	(305)	(140)	(201)
Deferred tax (expense) benefit	24	(823)	274
Income tax (expense) benefit of continuing operations	(282)	(963)	73

Current income tax expense	The components of income tax expense of continuing operations are:
Philips Group
Current income tax expense in millions of EUR

	2025	2024	2023
Current year tax (expense) benefit	(304)	(150)	(211)
Prior year tax (expense) benefit	(1)	9	10
Current tax (expense) benefit	(305)	(140)	(201)

Deferred income tax expense	Philips Group
Deferred income tax expense in millions of EUR

	2025	2024	2023
Recognition of previously unrecognized tax loss and credit carryforwards	33	5	72
Unrecognized tax loss and credit carryforwards	(26)	(351)	(41)
Changes to recognition of temporary differences	19	(602)	(112)
Prior year tax (expense) benefit	(9)	(13)	(2)
Tax rate changes	(12)	2	4
Origination and reversal of temporary differences, tax losses and tax credits	19	136	353
Deferred tax (expense) benefit	24	(823)	274

Effective income tax rate	A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is addressed in the accompanying table.
Philips Group
Effective income tax rate in %

	2025	2024	2023
Weighted average statutory income tax rate in %	25.9	26.6	22.0
Recognition of previously unrecognized tax loss and credit carryforwards	(2.7)	(1.9)	16.8
Unrecognized tax loss and credit carryforwards	2.2	141.8	(9.6)
Changes to recognition of temporary differences	(1.6)	243.6	(26.2)
Non-taxable income and tax incentives	(7.9)	(30.2)	22.8
Non-deductible expenses	2.9	10.0	(10.7)
Withholding and other taxes	1.9	16.0	(5.1)
Tax rate changes	1.0	(0.9)	0.9
Prior year tax	0.8	1.2	1.9
Tax expense (benefit) due to change in uncertain tax treatments	0.9	(20.4)	2.3
Others, net	0.2	3.1	1.9
Effective income tax rate	23.6	389.5	17.0

Deferred tax assets and liabilities	Net deferred tax assets relating to the years 2025 and 2024, respectively, are presented here.
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2025	Recognized in income statement	Other ¹	Balance as of December 31, 2025	Assets	Liabilities
Intangible assets	373	(45)	(27)	301	448	(147)
Property, plant and equipment	(64)	9	9	(46)	50	(96)
Inventories	364	(13)	(37)	314	315	(1)
Other assets	151	12	(10)	152	205	(53)
Pensions and other long-term employee benefits	152	29	(9)	172	180	(7)
Other liabilities	319	(29)	(16)	274	312	(38)
Deferred tax assets on tax loss carryforwards	541	61	(88)	513	513	-
Set-off deferred tax positions	-	-	-	-	(250)	250
Net deferred tax assets	1,835	24	(178)	1,681	1,773	(93)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions, reclassifications and divestments.
Philips Group
Deferred tax assets and liabilities in millions of EUR

	Balance as of January 1, 2024	Recognized in income statement	Other ¹	Balance as of December 31, 2024	Assets	Liabilities
Intangible assets	679	(333)	26	373	533	(160)
Property, plant and equipment	(88)	25	(1)	(64)	39	(103)
Inventories	360	(9)	13	364	369	(5)
Other assets	184	(25)	(9)	151	207	(56)
Pensions and other employee benefits	193	(61)	20	152	179	(27)
Other liabilities	496	(198)	20	319	365	(47)
Deferred tax assets on tax loss carryforwards	730	(222)	33	541	541	-
Set-off deferred tax positions	-	-	-	-	(317)	317
Net deferred tax assets	2,556	(823)	102	1,835	1,916	(81)
[1]Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions, reclassifications and divestments.

Expiry years of net operating loss and credit carryforwards	The company has available tax loss and credit carryforwards, which expire as expressed in the accompanying table.
Philips Group
Expiry years of net operating loss and credit carryforwards in millions of EUR

	Total balance as of December 31, 2025	Unrecognized balance as of December 31, 2025	Total balance as of December 31, 2024	Unrecognized balance as of December 31, 2024
Within 1 year	4	4	21	21
1 to 2 years	5	3	5	4
2 to 3 years	11	5	6	3
3 to 4 years	97	60	15	6
4 to 5 years	122	74	146	64
Later	680	670	807	771
Unlimited	4,711	2,978	3,342	1,695
Total	5,628	3,794	4,342	2,564

Income tax liabilities	The increase in the unrecognized balance on tax losses as of December 31, 2025, mainly relates to the reclassification from unrecognized balance of temporary differences, as noted above.
Philips Group
Income tax liabilities in millions of EUR

	2025	2024
Uncertain Tax Positions ¹	(70)	-
Income tax payable	(104)	(71)
Income tax liabilities	(174)	(71)
¹ Uncertain tax positions were shown as non-current tax liabilities in 2024.